UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816-1425

(Address of principal executive offices) (Zip code)

Jillian L. Bosmann

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: 808-988-8088

Date of fiscal year end: September 30

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT ************************

ICA File Number: 811-05631

Reporting Period: 07/01/2021 - 06/30/2022

Lee Financial Mutual Fund, Inc.

============================ Hawaii Municipal Fund ======================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========== END N-PX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Date	July 18, 2022